Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2013
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities

15. Commitments and Contingent Liabilities

The Company had various outstanding commitments to extend credit approximating $141.5 million and standby letters of credit of $13.3 million as of June 30, 2013. The Company's exposure to credit loss in the event of nonperformance by the other party to these commitments to extend credit and standby letters of credit is represented by their contractual amounts. The Bank uses the same credit and collateral policies in making commitments and conditional obligations as for all other lending.

Additionally, the Company is also subject to a number of asserted and unasserted potential claims encountered in the normal course of business. In the opinion of the Company, neither the resolution of these claims nor the funding of these credit commitments will have a material adverse effect on the Company's consolidated financial position, results of operation or cash flows.